SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - RSUs (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2025 shares
Number of Restricted Stock Units
Outstanding at December 31, 2024 (in shares)	3,334,286
Granted (in shares)	4,258,588
Vested (in shares)	(2,042,387)
Forfeited (in shares)	(223,620)
Outstanding at December 31, 2025 (in shares)	5,326,867